Commitments and Contingencies (Operating Lease Agreements and Capital Commitments)(Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Server leasing rental expenses under operating leases	114,462,000	133,501,000	142,130,000
Total rental expenses	186,102,000	207,362,000	192,888,000
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	276,806,000
Material capital lease obligations	0
Capital commitments for purchase of equipment and game licenses	100,220,000
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	75,119,000